Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Balance at beginning	$ 183,108
Amortization	26,385	$ 31,070	$ 66,632
Balance at ending	185,367	183,108
Carrying values
Intangible assets
Balance at beginning	183,108
Balance at ending	185,367	183,108
Cost
Intangible assets
Balance at beginning	375,727	336,803
Additions	55,223	38,924
Disposal	(26,579)
Balance at ending	404,371	375,727	336,803
Accumulated amortization
Intangible assets
Balance at beginning	(192,619)	(161,549)
Amortization	26,385	31,070
Balance at ending	$ (219,004)	$ (192,619)	$ (161,549)